FINANCIAL RISK FACTORS - Market risk and foreign currency risk (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Market risk | Investments
FINANCIAL RISK FACTORS
Percentage of reasonably possible change in risk assumption	10.00%
Effect on equity due to reasonably possible change in designated risk component	$ 48,878	$ 68,566
Market risk | Cryptocurrencies | SOL
FINANCIAL RISK FACTORS
Percentage of reasonably possible change in risk assumption	10.00%
Effect on equity due to reasonably possible change in designated risk component	$ 8,019,567	12,652,934
Foreign currency risk
FINANCIAL RISK FACTORS
Percentage of reasonably possible change in risk assumption	10.00%
Effect on equity due to reasonably possible change in designated risk component	$ 22,215	1,200,000
Foreign exchange gain or loss on reasonably possible change in designated risk component	$ 2,221	$ 100,000